Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Income tax
10.	Income tax

(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income, corporation or capital gain, and no withholding tax is imposed upon the payment of dividends to shareholders.

(b)	BVI

Under the current tax laws of the BVI, the Company’s BVI subsidiaries are not subject to any income taxes in the BVI.

(c)	Hong Kong Profits Tax

Under the current Hong Kong Inland Revenue Ordinance, the Group’s Hong Kong subsidiaries are subject to Hong Kong profits tax on its taxable income generated from the operations in Hong Kong. A Two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2,000 of assessable profits earned by a company will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. Payments of dividends by the subsidiaries to the Company are not subject to withholding tax in Hong Kong.